Discontinued operations (Details 9) - USD ($) $ in Millions	1 Months Ended
	Mar. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)		$ 735	$ 10,173	$ 4,124
Deferred tax liability (asset)		(673)	(792)	$ (2,042)
Intangible assets other than goodwill		$ 34,182	$ 36,809
Discontinued operations | PowerVision, Inc. | Alcon [member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 424
Contingent liabilities recognised as of acquisition date	135
Identifiable assets acquired (liabilities assumed)	418
Additional recognition, goodwill	6
Other net assets	6
Deferred tax liability (asset)	93
Intangible assets other than goodwill	$ 505